DISCONTINUED OPERATIONS	6 Months Ended
Jun. 30, 2016
Discontinued Operations and Disposal Groups [Abstract]
DISCONTINUED OPERATIONS
NOTE 3 - DISCONTINUED OPERATIONS

During the year ended December 31, 2014, the Company committed to a plan to cease the operations of its subsidiary in Switzerland (I-SEC Switzerland), which provided aviation security services.

As of June 30, 2016 and December 31, 2015, the Company had no assets or liabilities from discontinued operations.

A summary of the Company's results from discontinued operations for the periods ended June 30, 2016 and 2015 is as follows:

	Period ended, June 30,
	2016	2015
Revenue	$-	$97
Cost of revenue	-	95
Gross profit	-	2
Selling, general and administrative expenses	-	5
Operating loss	-	(3)
Other income, net	-	3
Income tax benefit	-	-
Loss from discontinued operations	$-	$-